Schedule of Prepayments and Other Current Assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other deposits	$ 57,134	$ 77,208	$ 57,841	$ 78,164	$ 91,735
Prepayments	13,089	17,688	27,318	36,916	20,293
Prepayment and other current assets	$ 70,223	$ 94,896	$ 85,159	$ 115,080	$ 112,028